Schedule of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Prepaid Expenses And Other Current Assets [Line Items]
Prepaid workers compensation insurance		$ 9,160	$ 9,048
Prepaid rent and other occupancy costs		6,354	5,947
Prepaid income taxes		213	2,087
Reimbursable costs		4,060	714
Favorable leases		386	462
Prepaid insurance		1,341	1,111
Deferred initial public offering costs		2,189
Other prepaid expenses and current assets		4,124	3,203
Prepaid expenses and other current assets	$ 45,909	$ 27,827	$ 22,572